VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES
Schedule of Consolidated Variable Interest Entities

					Off-Balance Sheet Exposure
	VIE Assets*		VIE Liabilities
December 31, (in billions)
	2011	2010	2011	2010	2011	2010

AIA/ALICO SPVs	$14.2	$48.6	$0.1	$0.9	$-	$-
Real estate and investment funds	1.5	3.8	0.4	1.2	0.1	0.1
Commercial paper conduit	0.5	0.5	0.2	0.2	-	-
Affordable housing partnerships	2.5	2.9	0.1	0.4	-	-
Other	4.1	4.7	1.8	2.1	-	-
VIEs of businesses held for sale	-	0.4	-	-	-	-

Total	$22.8	$60.9	$2.6	$4.8	$0.1	$0.1

*
The assets of each VIE can be used only to settle specific obligations of that VIE.

Schedule of Unconsolidated Variable Interest Entities

		Maximum Exposure to Loss
(in billions)	Total VIE Assets	On-Balance Sheet	Off-Balance Sheet	Total

December 31, 2011
Real estate and investment funds	$18.3	$2.1	$0.3	$2.4
Affordable housing partnerships	0.6	0.6	-	0.6
Maiden Lane Interests	27.1	7.0	-	7.0
Other	1.5	-	-	-

Total	$47.5	$9.7	$0.3	$10.0

December 31, 2010
Real estate and investment funds	$18.5	$2.5	$0.3	$2.8
Affordable housing partnerships	0.6	0.6	-	0.6
Maiden Lane Interests	40.1	7.6	-	7.6
Other	1.6	0.1	0.5	0.6
VIEs of businesses held for sale	2.0	0.4	0.1	0.5

Total	$62.8	$11.2	$0.9	$12.1

Schedule of Assets And Liabilities of Variable Interest Entities by Balance Sheet Location

	Consolidated VIEs		Unconsolidated VIEs
December 31, (in billions)
	2011	2010	2011	2010

Assets:
Available for sale securities	$0.4	$3.3	$-	$-
Trading securities	1.3	8.1	7.1	7.7
Mortgage and other loans receivable	0.5	0.7	-	-
Other invested assets	17.2	18.3	2.6	3.1
Other asset accounts*	3.4	30.1	-	0.1
Assets held for sale	-	0.4	-	0.3

Total	$22.8	$60.9	$9.7	$11.2

Liabilities:
Other long-term debt	$1.7	$2.6	$-	$-
Other liability accounts*	0.9	2.2	-	-

Total	$2.6	$4.8	$-	$-

*
Decrease from prior year was due to the repayment of the FRBNY Credit Facility from the AIA and ALICO SPVs pursuant to the Recapitalization.